Inventories (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories
Cost of sales to net realizable value	$ 1	$ 375
Inventories pledged as security for Terms of Financial Commitment	$ 2,384